NEOS Bitcoin High Income ETF
Consolidated Schedule of Investments
August 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 24.2%		Shares	Value
VanEck Bitcoin ETF(a)		4,689,523	$143,546,299
TOTAL EXCHANGE TRADED FUNDS (Cost $138,791,331)			143,546,299

PURCHASED OPTIONS - 4.7%	Notional Amount	Contracts
Call Options - 4.7%			$–
CBOE Bitcoin U.S. ETF Index (b)(c) Expiration: 10/17/2025; Exercise Price: $2,540.00	$445,353,000	1,740	28,188,000
TOTAL PURCHASED OPTIONS (Cost $49,441,825)			28,188,000

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 73.6%		Par
4.10%, 11/13/2025 (d)		441,398,000	437,806,287
TOTAL U.S. TREASURY BILLS (Cost $437,759,525)			437,806,287

MONEY MARKET FUNDS - 3.0%		Shares
First American Treasury Obligations Fund - Class X, 4.20%(e)		17,496,368	17,496,368
Northern U.S. Government Select Money Market Fund, 4.01%(e)		99,498	99,498
TOTAL MONEY MARKET FUNDS (Cost $17,595,866)			17,595,866

TOTAL INVESTMENTS - 105.5% (Cost $643,588,547)			627,136,452
Liabilities in Excess of Other Assets - (5.5)%			(32,737,417)
TOTAL NET ASSETS - 100.0%			$594,399,035
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of August 31, 2025.
(e)	The rate shown represents the 7-day annualized yield as of August 31, 2025.

NEOS Bitcoin High Income ETF
Consolidated Schedule of Written Options
August 31, 2025 (Unaudited)

WRITTEN OPTIONS - (4.8)%	Notional Amount	Contracts	Value
Call Options - (1.1)%
CBOE Bitcoin U.S. ETF Index (a)(b)
Expiration: 10/17/2025; Exercise Price: $2,760.00	$(148,706,950)	(581)	$(4,075,715)
Expiration: 10/17/2025; Exercise Price: $2,870.00	(148,706,950)	(581)	(2,582,545)
Total Call Options			(6,658,260)

Put Options - (3.7)%
CBOE Bitcoin U.S. ETF Index (a)(b) Expiration: 10/17/2025; Exercise Price: $2,540.00	(445,353,000)	(1,740)	(21,628,200)
TOTAL WRITTEN OPTIONS (Premiums received $36,827,738)			$(28,286,460)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS Bitcoin High Income ETF
Notes to Quarterly Schedule of Investments
August 31, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$143,546,299	$–	$–	$143,546,299
Purchased Options	–	28,188,000	–	28,188,000
U.S. Treasury Bills	–	437,806,287	–	437,806,287
Money Market Funds	17,595,866	–	–	17,595,866
Total Investments	$161,142,165	$465,994,287	$–	$627,136,452

Liabilities:
Written Options	$–	$(28,286,460)	$–	$(28,286,460)
Total Written Options	$–	$(28,286,460)	$–	$(28,286,460)

Refer to the Schedule of Investments for further disaggregation of investment categories.